Taxation - Tax Charge Reconciled to Profit Before Taxation (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
UK corporation tax rate	19.00%	19.00%	19.00%